SHARE-BASED PAYMENTS - RSU and PSU Activity (Details) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Restricted share unit (RSU) plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,529,704	1,430,524
Units granted (in shares)	285,279	289,745
Units cancelled (in shares)	(31,505)	(13,690)
Units redeemed (in shares)	248,843	176,875
Units outstanding, end of year (in shares)	1,534,635	1,529,704
Units vested, end of year (in shares)	1,289,049	1,303,042
Performance share unit (PSU) plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	847,171	820,090
Units granted (in shares)	817,218	571,459
Units cancelled (in shares)	(48,601)	(23,135)
Units redeemed (in shares)	467,486	521,243
Units outstanding, end of year (in shares)	1,148,302	847,171
Units vested, end of year (in shares)	687,120	570,457